Note 8 - Other Real Estate Owned ("OREO") (Details Textual) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Real Estate Acquired Through Foreclosure	$ 1.1	$ 1.1
Mortgage Loans in Process of Foreclosure, Amount	$ 2.3